Financial risk management - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Millions					1 Months Ended		12 Months Ended
	Apr. 18, 2022 EUR (€) shares	Apr. 18, 2022 USD ($) $ / shares shares	Jan. 15, 2021 EUR (€) shares	Jan. 15, 2021 USD ($) $ / shares shares	Nov. 30, 2021 USD ($)	May 31, 2020 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Jan. 31, 2021 EUR (€)	Nov. 30, 2020 shares	Dec. 31, 2019 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents							€ 190,286	€ 197,630	€ 146,854			€ 95,234
Trade and other receivables							€ 2,697	€ 4,809
Percentage of deviation between currency exchange rate							10.00%
Number of common shares authorized to issue at the market | shares							311,950,000	311,950,000
Net proceeds from issue of common shares							€ 95,907	€ 124,460	€ 74,195
Public offering
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares	25,875,000	25,875,000	19,166,667	19,166,667
Share price | $ / shares		$ 4.00
Net proceeds from issue of common shares	€ 89,800	$ 97.0	€ 88,700
Underwriting commissions and other offering expenses	€ 6,000	$ 6.5	€ 6,100
At the market program
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares								200,000
ATM program common shares sales value up to | $					$ 100.0
Net proceeds from issue of common shares								€ 1,600
Underwriters
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares	22,500,000	22,500,000
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total carrying amount of shares								12,300
Cash and cash equivalents							190,300	197,600
Trade and other receivables							2,700	4,800
Maximum credit exposure							193,000	214,700
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest income							401	358
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum credit exposure							0	0
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum foreign currency exposure							€ 28,694	53,487
Percentage of deviation between currency exchange rate							10.00%
Net loss in currency exchange deviation							€ 3,270	5,482
Liquidity risk | Silicon Valley Bank Loan | Entering into significant commitments or contingent liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loan agreement										€ 25,000
Amount outstanding								€ 17,500
Liquidity risk | Public offering | Major ordinary share transactions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued | shares			19,166,667	19,166,667
Share price | $ / shares				$ 6.00
Net proceeds from issue of common shares | $				$ 115.0
Liquidity risk | At-the-market sales agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of common shares authorized to issue at the market | shares						50,000,000					75,000,000
Number of shares issued | shares						12,500,000		4,400,000	7,900,000
Net proceeds from issue of common shares						€ 34,500		€ 24,400	€ 34,500